Mining Interests	12 Months Ended
Dec. 31, 2021
Disclosure Of Mining Interests [Abstract]
MINING INTERESTS [Text Block]
15. MINING INTERESTS

Mining interests primarily consist of acquisition, development, exploration and exploration potential costs directly related to the Company’s operations and projects. Upon commencement of commercial production, mining interests for producing properties are depleted on a units-of-production basis over the estimated economic life of the mine. In applying the units of production method, depletion is determined using quantity of material extracted from the mine in the period as a portion of total quantity of material, based on reserves and resources, considered to be highly probable to be economically extracted over the life of mine plan.

The Company’s mining interests are comprised of the following:

	December 31, 2021	December 31, 2020
Depletable properties	$805,649	$392,185
Non-depletable properties (exploration and evaluation costs, exploration potential)	242,881	117,545
	$1,048,530	$509,730

Depletable properties are allocated as follows

Depletable properties	San Dimas	Santa Elena	La Encantada	Jerritt Canyon	Non-producing Properties(1)	Total
Cost
At December 31, 2019	$220,658	$61,654	$111,590	$—	$494,132	$888,034
Additions	21,263	6,218	4,201	—	—	31,682
Change in decommissioning liabilities (Note 22)	4,527	1,191	2,049	—	3,059	10,826
Transfer from exploration properties	3,645	4,229	472	—	—	8,346
At December 31, 2020	$250,093	$73,292	$118,312	$—	$497,191	$938,888
Additions	34,894	16,150	2,546	16,618	—	70,208
Acquisition of Jerritt Canyon (Note 4)	—	—	—	340,652	—	340,652
Change in decommissioning liabilities (Note 22)	1,209	2,177	584	28,799	(2,623)	30,147
Transfer from exploration properties	—	34,302	1,293	—	—	35,595
At December 31, 2021	$286,196	$125,921	$122,735	$386,069	$494,569	$1,415,490
Accumulated depletion, amortization and impairment
At December 31, 2019	($27,225)	($16,608)	($88,499)	$—	($388,354)	($520,686)
Depletion and amortization	(18,277)	(3,792)	(3,948)	—	—	(26,017)
At December 31, 2020	($45,502)	($20,400)	($92,447)	$—	($388,354)	($546,703)
Depletion and amortization	(27,169)	(8,250)	(4,461)	(23,258)	—	(63,138)
At December 31, 2021	($72,671)	($28,650)	($96,908)	($23,258)	($388,354)	($609,841)

Carrying values
At December 31, 2020	$204,592	$52,892	$25,865	$—	$108,837	$392,185
At December 31, 2021	$213,526	$97,271	$25,827	$362,811	$106,215	$805,649
(1) Non-producing properties include the San Martin, Del Toro, La Parrilla and La Guitarra mines.

Non-depletable properties costs are allocated as follows:

Non-depletable properties	San Dimas(a)	Santa Elena(b)	La Encantada	Jerritt Canyon(c)	Non-producing Properties(1)	Exploration Projects(2)	Springpole Stream(d)	Total
At December 31, 2019	$8,699	$18,592	$1,104	$—	$32,938	$34,710	$—	$96,043
Exploration and evaluation expenditures	12,125	19,588	2,323	—	4,066	1,142	4,356	43,601
Change in decommissioning liabilities (Note 22)	—	—	—	—	—	59	—	59
Sale of exploration project	—	—	—	—	—	(13,812)	—	(13,812)
Transfer to producing properties	(3,645)	(4,229)	(472)	—	—	—	—	(8,346)
At December 31, 2020	$17,179	$33,951	$2,955	$—	$37,004	$22,099	$4,356	$117,545
Exploration and evaluation expenditures	12,007	31,418	2,978	12,424	1,748	985	7,500	69,060
Change in decommissioning liabilities (Note 22)	—	—	—	—	—	(136)	—	(136)
Acquisition of Jerritt Canyon (Note 4)	—	—	—	92,007	—	—	—	92,007
Transfer to producing properties	—	(34,302)	(1,293)	—	—	—	—	(35,595)
At December 31, 2021	$29,186	$31,067	$4,640	$104,431	$38,752	$22,948	$11,856	$242,881
(1) Non-producing properties include the San Martin, Del Toro, La Parrilla and La Guitarra mines.
(2) Exploration projects include the La Luz, La Joya, Los Amoles, Jalisco Group of Properties and Jimenez del Tuel projects, as well as the Plomosas project which was sold during 2020.

(a)San Dimas Silver/Gold Mine, Durango State, Mexico

The San Dimas Mine is subject to a gold and silver streaming agreement with WPMI which entitles WPMI to receive 25% of the gold equivalent production (based on a fixed exchange ratio of 70 silver ounces to 1 gold ounce) at San Dimas in exchange for ongoing payments equal to the lesser of $600 (subject to a 1% annual inflation adjustment commencing in May 2019) and the prevailing market price for each gold ounce delivered. Should the average gold to silver ratio over a six-month period exceed 90:1 or fall below 50:1, the fixed exchange ratio would be increased to 90:1 or decreased to 50:1, respectively. The fixed gold to silver exchange ratio as at December 31, 2021 was 70:1.

(b)Santa Elena Silver/Gold Mine, Sonora State, Mexico

The Santa Elena Mine is subject to a gold streaming agreement with Sandstorm, which requires the mine to sell 20% of its life of mine gold production from its leach pad and a designated area of its underground operations of the Santa Elena mine to Sandstorm. The selling price to Sandstorm is currently the lesser of $464 per ounce, subject to a 1% annual inflation increase every April, and the prevailing market price.

The Santa Elena mine has a net smelter royalty ("NSR") agreement with Orogen Royalties Inc. that requires a 2% NSR from the production of the Ermitaño property. In addition, there is an underlying NSR royalty where Osisko Gold Royalties Ltd. retains a 2% NSR from the sale of mineral products extracted from the Ermitaño property. During the year ended December 31, 2021, the Company had accrued $1.0 million (2020 - $nil) in NSR from the production of Ermitaño in November and December of 2021 to be paid in the first quarter of 2022.

(c) Jerritt Canyon Gold Mine, Nevada, United States

The Jerritt Canyon Mine is subject to a 0.5% NSR royalty on production of gold and silver from the Jerritt Canyon mines and processing plant. The royalty is applied, at a fixed rate of 0.5%, against proceeds from gold and silver products after deducting treatment, refining, transportation, insurance, taxes and levies charges.

The Jerritt Canyon Mine is also subject to a 2.5% to 5% NSR royalty relating to the production of gold and silver within specific boundary lines at certain mining areas. The royalty is applied, at a fixed rate of 2.5% to 5.0%, against proceeds from gold and silver products.

As at December 31, 2021, total NSR royalty accrual outstanding was $0.1 million (2020 -$nil).

(d) Springpole Silver Stream, Ontario, Canada

In July 2020, the Company completed an agreement with First Mining Gold Corp. (“First Mining”) to purchase 50% of the life of mine payable silver produced from the Springpole Gold Project ("Springpole Silver Stream"), a development stage mining project located in Ontario, Canada. First Majestic agreed to pay First Mining consideration of $22.5 million in cash and shares, in three milestone payments, for the right to purchase silver at a price of 33% of the silver spot price per ounce, to a maximum of $7.50 per ounce (subject to annual inflation escalation of 2%, commencing at the start of the third anniversary of production). Commencing with its production of silver, First Mining must deliver 50% of the payable silver which it receives from the offtaker within five business days of the end of each quarter.

Transaction consideration paid and payable by First Majestic is summarized as follows:
•The first payment of $10.0 million, consisting of $2.5 million in cash and $7.5 million in First Majestic shares (805,698 common shares), was paid to First Mining on July 2, 2020;
•The second payment, consisting of $3.75 million in cash and $3.75 million in First Majestic shares (287,300 common shares), was paid on January 21, 2021 upon the completion and public announcement by First Mining of the results of a Pre-Feasibility Study for Springpole; and
•The third payment, consisting of $2.5 million in cash and $2.5 million in First Majestic shares (based on 20 days volume weighted average price), will be paid upon receipt by First Mining of a Federal or Provincial Environmental Assessment approval for Springpole, which has not yet been received.

In connection with the agreement, First Mining also granted First Majestic 30 million common share purchase warrants, each of which will entitle the Company to purchase one common share of First Mining at CAD$0.40 over a period of five years. The fair value of the warrants was measured at $5.7 million using the Black-Scholes option pricing model.

First Mining shall have the right to repurchase 50% of the silver stream for $22.5 million at any time prior to the commencement of production at Springpole leaving the Company with a reduced silver stream of 25% of life of mine payable silver production.

As at December 31, 2021, the Company has paid $17.5 million in consideration to First Mining as part of the agreement, of which $5.7 million was allocated to other financial assets and $11.8 million was allocated to the Springpole Silver Stream recognized within exploration and evaluation assets.

First Mining is a related party with one independent board member who is also a director and/or officer of First Majestic.